.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2011

Collection Period Start	1-Mar-11	Distribution Date	15-Apr-11
Collection Period End	31-Mar-11	30/360 Days	30
Beg. of Interest Period	15-Mar-11	Actual/360 Days	31
End of Interest Period	15-Apr-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	655,210,602.86	619,840,016.16	0.6541376
Total Securities		947,568,199.56	655,210,602.86	619,840,016.16	0.6541376
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	151,642,403.30	116,271,816.60	0.4784848
Class A-3 Notes	1.390000%	256,000,000.00	256,000,000.00	256,000,000.00	1.0000000
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	35,370,586.70	139,005.54	145.5579700	0.5720393
Class A-3 Notes	0.00	296,533.33	0.0000000	1.1583333
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,370,586.70	502,622.20

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,738,779.19
Monthly Interest				4,091,629.36
Total Monthly Payments				12,830,408.55

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				278,713.89
Aggregate Sales Proceeds Advance				7,078,442.03
Total Advances				7,357,155.92

Vehicle Disposition Proceeds:
Reallocation Payments				17,131,807.40
Repurchase Payments				903,704.66
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,459,236.63
Excess Wear and Tear and Excess Mileage				212,114.61
Remaining Payoffs				0.00
Net Insurance Proceeds				554,577.66
Residual Value Surplus				2,250,457.94
Total Collections				53,699,463.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	10,178,325.15			619
Involuntary Repossession	194,549.00			12
Voluntary Repossession	96,433.00			6
Full Termination	6,605,355.25			397
Bankruptcy	57,145.00			3
Insurance Payoff		547,709.83		25
Customer Payoff			253,518.12	18
Grounding Dealer Payoff			11,743,732.40	659
Dealer Purchase			2,058,347.79	110
Total	17,131,807.40	547,709.83	14,055,598.31	1,849

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	34,310	718,572,544.25	6.00000%	655,210,602.86
Total Depreciation Received		(9,522,266.44)		(9,017,228.37)
Principal Amount of Gross Losses	(49)	(1,003,811.50)		(906,005.43)
Repurchase / Reallocation	(64)	(1,023,290.99)		(903,704.66)
Early Terminations	(374)	(6,421,281.08)		(5,501,004.49)
Scheduled Terminations	(1,240)	(21,645,958.70)		(19,042,643.75)
Pool Balance - End of Period	32,583	678,955,935.54	6.00000%	619,840,016.16

Remaining Pool Balance
Lease Payment				178,996,889.49
Residual Value				440,843,126.67
Total				619,840,016.16

III. DISTRIBUTIONS

Total Collections					53,699,463.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					53,699,463.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					642,395.85
3. Reimbursement of Sales Proceeds Advance					9,804,462.68
4. Servicing Fee:
Servicing Fee Due					546,008.84
Servicing Fee Paid					546,008.84
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					10,992,867.37

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					139,005.54

Class A-2 Notes Monthly Interest Paid					139,005.54
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					296,533.33

Class A-3 Notes Monthly Interest Paid					296,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	502,622.20
Total Note and Certificate Monthly Interest Paid	502,622.20
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,203,973.80

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,370,586.70

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,370,586.70
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,833,387.10

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,833,387.10
Gross Reserve Account Balance		21,046,910.10
Remaining Available Collections Released to Seller		6,833,387.10
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.18
Monthly Prepayment Speed		56%
Lifetime Prepayment Speed		65%

	$	units
Recoveries of Defaulted and Casualty Receivables	918,482.22
Securitization Value of Defaulted Receivables and Casualty Receivables	906,005.43	49
Aggregate Defaulted and Casualty Gain (Loss)	12,476.79
Pool Balance at Beginning of Collection Period	655,210,602.86
Net Loss Ratio	0.0019%

Cumulative Net Losses for all Periods	0.0955%	904,830.95

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,302,360.40	175
61-90 Days Delinquent	494,146.24	29
91-120+ Days Delinquent	228,034.62	10
Total Delinquent Receivables:	4,024,541.26	214
60+ Days Delinquencies as Percentage of Receivables	0.11%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	16,783,680.40	1015
Securitization Value	14,686,459.09
Aggregate Residual Gain (Loss)	2,097,221.31

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	85,731,146.12	5,376
Cumulative Securitization Value	78,155,918.65
Cumulative Residual Gain (Loss)	7,575,227.47

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		12,254,920.55
Reimbursement of Outstanding Advance		9,804,462.68
Additional Advances for current period		7,078,442.03
Ending Balance of Residual Advance		9,528,899.90

Beginning Balance of Payment Advance		1,170,614.82
Reimbursement of Outstanding Payment Advance		642,395.85
Additional Payment Advances for current period		278,713.89
Ending Balance of Payment Advance		806,932.86

.Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No